Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts receivable is summarized as follows:

	December 31,
	2015	2016
	RMB	RMB	US$

Accounts receivable	3,002,721	2,625,703	378,180
Less: Allowance for doubtful accounts	(527,335)	(529,120)	(76,209)
Total accounts receivable, net	2,475,386	2,096,583	301,971

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The following table presents the movement of the allowance for doubtful accounts:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$

Beginning balance	(286,997)	(250,514)	(527,335)	(75,952)
Additions	(228,835)	(414,759)	(61,482)	(8,855)
Reversal of allowance for doubtful accounts	59,464	10,414	66,586	9,590
Write-off of accounts receivable	205,854	127,524	5,204	750
Reversal of partial accounts receivable written off in prior years	—	—	(12,093)	(1,742)
Ending balance	(250,514)	(527,335)	(529,120)	(76,209)